Investments	12 Months Ended
Dec. 31, 2023
Investments, Debt and Equity Securities [Abstract]
Investments
4.	Investments

As of December 31, 2023, the Company held restricted investments of $1,401, the cost of which approximates current fair value. The Company did not hold any other investments as of December 31, 2023.

Investments by security type consisted of the following at December 31, 2022 (in thousands):

	December 31, 2022
	Amortized Cost	Gross Unrealized Gain	Gross Unrealized Loss	Fair Value
Investments:
Commercial paper	$2,465	$—	$—	$2,465
Corporate bonds	2,958	—	(1)	2,957
Government securities	12,898	3	(12)	12,889
	$18,321	$3	$(13)	$18,311

Excluded from the table above at December 31, 2022 are restricted investments of $1,401, as the cost approximates current fair value. Investments with original maturities of less than 90 days are included in cash and cash equivalents on the consolidated balance sheets and are not included in the table above. Investments with maturities of less than twelve months are considered current assets and those investments with maturities greater than twelve months are considered non-current assets. As of December 31, 2022, all of the Company’s investments were classified as available-for-sale and matured within 12 months of the balance sheet date.